Stockholders' Deficiency: Schedule of Stockholders' Equity Note, Warrants or Rights (Details) - shares	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Broker Warrants
Class of Warrant or Right, Outstanding	494,044	606,842	605,722	380,682	325,249	271,742
Broker Warrants | RTO Adjustment
Class of Warrant or Right, Outstanding						53,507
Broker Warrants | After RTO
Class of Warrant or Right, Outstanding						325,249
Broker Warrants | Less Exercised
Class of Warrant or Right, Outstanding		(112,798)
Broker Warrants | Less Expired
Class of Warrant or Right, Outstanding			(19,935)
Broker Warrants | Add Issued
Class of Warrant or Right, Outstanding			21,055	225,040	55,433
Consultant Warrants
Class of Warrant or Right, Outstanding	642,472	708,666	978,966	916,466	700,300	380,000
Class of Warrant of Right Outstanding				906,050
Consultant Warrants | RTO Adjustment
Class of Warrant or Right, Outstanding						74,860
Consultant Warrants | After RTO
Class of Warrant or Right, Outstanding						454,860
Consultant Warrants | Less Exercised
Class of Warrant or Right, Outstanding		(140,000)				(131,365)
Consultant Warrants | Less Expired
Class of Warrant or Right, Outstanding		(25,000)	(317,800)		(39,584)	(245,695)
Class of Warrant of Right Outstanding					(50,000)
Consultant Warrants | Add Issued
Class of Warrant or Right, Outstanding		98,806	47,500	62,500	255,750	622,500
Warrants with Convertible Notes
Class of Warrant or Right, Outstanding	2,734,530	2,734,530	2,734,530
Warrants with Convertible Notes | Add Issued
Class of Warrant or Right, Outstanding				2,734,530
Private Placement Common Share Issuance Warrants
Class of Warrant or Right, Outstanding	1,163,722	1,163,722	1,032,128	390,744
Private Placement Common Share Issuance Warrants | Add Issued
Class of Warrant or Right, Outstanding			131,594	641,384	390,744
Total
Class of Warrant or Right, Outstanding	5,034,768	5,213,760	5,351,346	1,687,892	1,025,549	651,742
Class of Warrant of Right Outstanding					1,677,476
Total | RTO Adjustment
Class of Warrant or Right, Outstanding						128,367
Total | After RTO
Class of Warrant or Right, Outstanding						780,109
Total | Less Exercised
Class of Warrant or Right, Outstanding		(252,798)				(131,365)
Total | Less Expired
Class of Warrant or Right, Outstanding		(25,000)	(337,735)		(39,584)	(245,695)
Total | Add Issued
Class of Warrant or Right, Outstanding		98,806	200,149	3,663,454	701,927	622,500